Capital Management - Summary of Breakdown of Capital Reserves and Movements in Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Capital Reserve [Line Items]
Capital Reserve, Beginning balance	$ 12,741	$ 12,582	$ 5,287
Share-options exercise	(5,240)	(6,898)
Share-based payments charges		7,596	7,295	$ 9,580
Forfeitures	(896)	(6)
Warrant exercise		(533)
Capital Reserve, Ending balance	$ 16,185	$ 12,741	$ 12,582	$ 5,287